Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2035 Portfolio℠
September 30, 2024
VIPIFF2035-NPRT3-1124
1.9909102.101
Bond Funds - 27.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	91,700	860,142
Fidelity International Bond Index Fund (a)	38,334	360,343
Fidelity Long-Term Treasury Bond Index Fund (a)	131,948	1,337,957
VIP High Income Portfolio - Investor Class (a)	63,346	312,928
VIP Investment Grade Bond II Portfolio - Investor Class (a)	241,411	2,392,388
TOTAL BOND FUNDS (Cost $5,048,136)		5,263,758

Domestic Equity Funds - 38.5%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	20,587	1,280,919
VIP Equity Income Portfolio - Investor Class (a)	35,649	1,035,261
VIP Growth & Income Portfolio - Investor Class (a)	44,099	1,425,292
VIP Growth Portfolio - Investor Class (a)	18,281	2,122,294
VIP Mid Cap Portfolio - Investor Class (a)	7,805	326,330
VIP Value Portfolio - Investor Class (a)	34,556	723,597
VIP Value Strategies Portfolio - Investor Class (a)	19,961	357,899
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,241,855)		7,271,592

International Equity Funds - 33.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	173,565	2,179,979
VIP Overseas Portfolio - Investor Class (a)	143,798	4,227,670
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,649,029)		6,407,649

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $16,939,020)	18,942,999
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	18,942,999

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	240,670	639,734	47,651	6,630	(87)	27,476	860,142
Fidelity International Bond Index Fund	152,951	264,605	65,829	3,019	144	8,472	360,343
Fidelity Long-Term Treasury Bond Index Fund	409,440	1,068,199	183,838	22,441	(4,054)	48,210	1,337,957
VIP Contrafund Portfolio - Investor Class	422,221	837,617	162,813	2,191	(3,086)	186,980	1,280,919
VIP Emerging Markets Portfolio - Investor Class	701,984	1,441,438	245,098	785	1,059	280,596	2,179,979
VIP Equity Income Portfolio - Investor Class	342,362	708,033	130,816	2,480	(393)	116,075	1,035,261
VIP Government Money Market Portfolio - Investor Class	-	20,810	20,810	84	-	-	-
VIP Growth & Income Portfolio - Investor Class	470,445	935,925	144,671	4,074	(1,512)	165,105	1,425,292
VIP Growth Portfolio - Investor Class	699,256	1,394,231	248,160	13,480	(5,387)	282,354	2,122,294
VIP High Income Portfolio - Investor Class	106,364	209,584	21,821	59	(28)	18,829	312,928
VIP Investment Grade Bond II Portfolio - Investor Class	984,966	1,730,310	423,654	751	(2,410)	103,176	2,392,388
VIP Mid Cap Portfolio - Investor Class	107,218	224,005	37,884	2,596	(213)	33,204	326,330
VIP Overseas Portfolio - Investor Class	1,439,435	2,690,750	276,839	7,112	(4,083)	378,407	4,227,670
VIP Value Portfolio - Investor Class	238,963	510,713	81,034	6,647	110	54,845	723,597
VIP Value Strategies Portfolio - Investor Class	118,194	256,326	43,164	2,167	69	26,474	357,899
	6,434,469	12,932,280	2,134,082	74,516	(19,871)	1,730,203	18,942,999

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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